Warrant Liability (Details) - Schedule of Fair Value of the Warrants Issued	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Warrants Issued [Abstract]
Fair value - Warrants and pre-funded warrants	$ 2,288,327
Fair value - Waiver warrants	206,485
Total	$ 2,494,812